Related parties disclosure (Details Narrative)	Dec. 31, 2024 USD ($)
Carlos Moreira
Related Party Transaction [Line Items]
Short-term payable	$ 953,397
John O'Hara
Related Party Transaction [Line Items]
Short-term payable	$ 381,359